Inventories	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Inventories
10. Inventories

	December 31, 2018	December 31, 2017

Ore stockpiles	$1,620	$3,297
In-process inventory and finished goods	59,974	96,651
Materials and supplies	76,291	68,896
	$137,885	$168,844

The cost of materials and supplies consumed during the year and included in production costs amounted to $87,269 (2017 – $120,422).
Inventory write downs related to zinc inventory of $269 (2017 – $444) and to pyrite inventory of $1,196 (2017 – $nil) were recognized during the year. As at December 31, 2018, all inventories are held at cost.